Net Assets of Nonparticipant-directed Investments - Summary of Net Assets (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Nonparticipant-Directed Investment [Line Items]
Total investments	$ 179,297,075	$ 163,758,895
Net assets	180,241,395	164,657,923
Nonparticipant-Directed
EBP, Nonparticipant-Directed Investment [Line Items]
Total investments	69,211,073	62,310,419
Net assets	69,211,073	62,310,419
Money Market Mutual Fund
EBP, Nonparticipant-Directed Investment [Line Items]
Total investments	739,709	6,422,614
Money Market Mutual Fund | Nonparticipant-Directed
EBP, Nonparticipant-Directed Investment [Line Items]
Total investments	739,709	5,083,789
Company Common Stock
EBP, Nonparticipant-Directed Investment [Line Items]
Total investments	105,317,304	95,252,916
Company Common Stock | Nonparticipant-Directed
EBP, Nonparticipant-Directed Investment [Line Items]
Total investments	$ 68,471,364	$ 57,226,630